Employee future benefits (Tables)	9 Months Ended
Sep. 30, 2024
Classes of employee benefits expense [abstract]
Summary of net employee future benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Nine months ended September 30, 2024
	Pension	Other
	benefit plans	benefit plans	Total
	$	$	$
Change in plan liabilities
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 3)	22,036	100	22,136
Current service cost	42	4	46
Interest cost	271	1	272
Actuarial loss from changes in financial assumptions	936	1	937
Benefits paid	(251)	-	(251)
Impact of foreign exchange rate changes	696	1	697
Balances – End of the period	23,730	107	23,837

Change in plan assets
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972	-	10,972
Interest income from plan assets	136	-	136
Employer contributions	13	-	13
Employee contributions	4	-	4
Benefits paid	(87)	-	(87)
Impact of foreign exchange rate changes	346	-	346
Balances – End of the period	11,384	-	11,384

Net liability of the unfunded plans	11,584	107	11,691
Net liability of the funded plans	762	-	762
Net amount recognized as Employee future benefits	12,346	107	12,453

Amounts recognized:
In net loss	173	6	179
Actuarial loss on defined benefit plans in other comprehensive loss	(936)	-	(936)